UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-04875

Name of Fund:	Royce Value Trust, Inc.
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2012

Date of reporting period: 3/31/2012

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE VALUE TRUST
MARCH 31, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 112.2%

Consumer Discretionary – 13.5%
Auto Components - 0.5%
China XD Plastics [1,2]	79,200	$431,640
Drew Industries [2]	54,091	1,477,225
Gentex Corporation	50,000	1,225,000
Minth Group	1,028,900	1,192,459
Williams Controls	37,499	410,989
Xinyi Glass Holdings	700,000	428,173

		5,165,486

Automobiles - 0.4%
Thor Industries	74,000	2,335,440
Winnebago Industries [2]	222,500	2,180,500

		4,515,940

Distributors - 0.9%
LKQ Corporation [2]	230,000	7,169,100
Weyco Group	97,992	2,322,410

		9,491,510

Diversified Consumer Services - 1.8%
Anhanguera Educacional Participacoes	80,000	964,146
ChinaCast Education [2]	111,542	472,938
Corinthian Colleges [1,2]	59,500	246,330
MegaStudy	24,150	2,489,493
Regis Corporation	233,800	4,308,934
Sotheby’s	198,700	7,816,858
Steiner Leisure [2]	16,542	807,746
Universal Technical Institute	168,521	2,222,792

		19,329,237

Hotels, Restaurants & Leisure - 0.3%
Benihana	3,300	43,065
CEC Entertainment	64,100	2,430,031
Tao Heung Holdings	1,100,000	573,688

		3,046,784

Household Durables - 2.7%
Desarrolladora Homex ADR [1,2]	14,100	264,516
Ekornes	60,000	1,043,066
Ethan Allen Interiors	345,800	8,755,656
Hanssem	39,100	764,366
Harman International Industries	121,400	5,682,734
Mohawk Industries [2]	147,200	9,790,272
NVR [2]	1,000	726,330
Tupperware Brands	6,800	431,800
Universal Electronics [2]	10,000	199,800
Woongjin Coway	50,000	1,659,238

		29,317,778

Internet & Catalog Retail - 0.4%
Manutan International	43,900	2,078,504
Takkt	144,500	2,235,548

		4,314,052

Leisure Equipment & Products - 0.3%
Beneteau	65,000	788,884
Shimano	53,000	3,192,038

		3,980,922

Media - 1.1%
Global Sources [1,2]	97,871	602,886
Lamar Advertising Cl. A [2]	51,000	1,652,910
Morningstar	109,800	6,922,890
Pico Far East Holdings	13,679,000	3,082,621
Television Broadcasts	50,000	336,422

		12,597,729

Multiline Retail - 0.3%
New World Department Store China	4,514,700	2,906,877

Specialty Retail - 1.7%
Ascena Retail Group [2]	68,280	3,026,170
Dickson Concepts (International)	434,300	240,484
Dover Saddlery [1,2]	17,821	78,769
Esprit Holdings	608,000	1,221,394
Hengdeli Holdings	1,260,250	527,434
Lewis Group	200,000	1,986,703
L’Occitane International	100,000	237,974
Luk Fook Holdings (International)	160,500	486,736
Men’s Wearhouse (The)	35,500	1,376,335
Oriental Watch Holdings	634,900	269,803
OSIM International	1,400,000	1,408,854
Sa Sa International Holdings	700,000	405,638
Stein Mart [2]	167,800	1,107,480
Systemax [2]	194,000	3,270,840
USS	7,500	760,239
West Marine [2]	131,100	1,570,578
Williams-Sonoma	8,400	314,832

		18,290,263

Textiles, Apparel & Luxury Goods - 3.1%
Anta Sports Products	853,200	889,946
Carter’s [2]	212,400	10,571,148
China Xiniya Fashion ADR [2]	95,700	172,260
Columbia Sportswear	52,197	2,476,748
Daphne International Holdings	965,000	1,314,743
Gildan Activewear	16,000	440,800
Grendene	300,000	1,626,996
J.G. Boswell Company [3]	2,292	1,719,000
K-Swiss Cl. A [2]	163,600	670,760
Lazare Kaplan International [2,3]	95,437	243,364
Li Ning	400,000	425,469
Pacific Textiles Holdings	4,331,000	2,900,142
Stella International Holdings	813,700	1,974,117
Texwinca Holdings	727,000	886,568
Unifi [2]	40,333	389,617
Van de Velde	10,000	560,154
Warnaco Group (The) [2]	55,700	3,252,880
Wolverine World Wide	100,000	3,718,000
Xtep International Holdings	750,000	339,963

		34,572,675

Total		147,529,253

Consumer Staples – 2.2%
Beverages - 0.1%
MGP Ingredients	127,400	685,412

Food & Staples Retailing - 0.3%
FamilyMart	83,500	3,530,869

Food Products - 1.8%
Alico	27,000	623,970
Asian Citrus Holdings	287,800	196,424
Binggrae	23,296	1,163,721
BW Plantation	1,620,000	292,323
Cal-Maine Foods	28,848	1,103,725
Cerebos Pacific	257,000	1,136,725
First Resources	1,059,800	1,610,292
Hershey Creamery [3]	709	1,204,591
Origin Agritech [1,2]	76,800	191,232
Seneca Foods Cl. A [2]	110,000	2,897,400
Seneca Foods Cl. B [2]	13,251	313,651
Super Group	1,205,000	1,730,261
Tootsie Roll Industries	322,059	7,378,371
Waterloo Investment Holdings [2,4]	598,676	86,209
Westway Group	31,500	182,385

		20,111,280

Total		24,327,561

Diversified Investment Companies – 0.5%
Closed-End Funds - 0.5%
Central Fund of Canada Cl. A	226,000	4,958,440

Total		4,958,440

Energy – 5.3%
Energy Equipment & Services - 4.6%
Atwood Oceanics [1,2]	19,900	893,311
Cal Dive International [2]	456,250	1,505,625
CARBO Ceramics	28,000	2,952,600
Ensco ADR	57,600	3,048,768
Ensign Energy Services	225,100	3,364,821
Heckmann Corporation [1,2]	50,000	215,500
Helmerich & Payne	96,500	5,206,175
ION Geophysical [2]	361,500	2,331,675
Oceaneering International	9,900	533,511
Oil States International [2]	135,723	10,594,537
Pason Systems	97,000	1,365,362
SEACOR Holdings [2]	73,866	7,074,886
ShawCor Cl. A	57,000	1,794,376
TETRA Technologies [2]	68,000	640,560
TGS-NOPEC Geophysical	70,000	1,918,785
Tidewater	36,000	1,944,720
Trican Well Service	169,900	2,495,398
Unit Corporation [2]	34,000	1,453,840
Willbros Group [2]	103,800	336,312

		49,670,762

Oil, Gas & Consumable Fuels - 0.7%
Bill Barrett [1,2]	50,000	1,300,500
Cimarex Energy	61,300	4,626,311
Resolute Energy [1,2]	141,134	1,606,105
SM Energy	7,100	502,467

		8,035,383

Total		57,706,145

Financials – 20.6%
Capital Markets - 10.4%
A.F.P. Provida ADR	22,100	1,745,900
ABG Sundal Collier Holding	115,000	99,759
Affiliated Managers Group [2]	47,600	5,322,156
AllianceBernstein Holding L.P.	514,600	8,032,906
AP Alternative Assets L.P.	233,200	2,203,740
Artio Global Investors Cl. A	235,000	1,120,950
ASA Gold and Precious Metals	117,501	3,029,176
Ashmore Group	781,000	4,590,848
Azimut Holding	72,183	784,123
Banca Generali	86,000	1,153,864
Bank Sarasin & Co. Cl. B [2]	33,120	1,038,325
Banque Privee Edmond de Rothschild	23	599,524
BKF Capital Group [2,3]	130,000	150,800
BT Investment Management	207,000	473,870
Close Brothers Group	43,000	539,912
Coronation Fund Managers	526,000	1,954,243
Cowen Group Cl. A [2]	1,154,458	3,128,581
Daewoo Securities	5,000	58,250
Dubai Investments	8,900,000	2,134,740
Eaton Vance	85,300	2,437,874
Egyptian Financial Group-Hermes
Holding Company [2]	589,375	1,304,626
Epoch Holding Corporation	25,000	597,000
Equity Trustees	38,314	488,157
F&C Asset Management	60,000	64,204
FBR & Co. [2]	576,200	1,480,834
Federated Investors Cl. B	224,700	5,035,527
Fiducian Portfolio Services	227,000	245,719
GAMCO Investors Cl. A	80,575	3,997,326
GFI Group	166,247	625,089
GIMV	22,500	1,147,815
Gleacher & Company [1,2]	200,000	272,000
GP Investments BDR [2]	15,604	44,022
Investec	118,000	721,557
IOOF Holdings	123,592	739,971
Jupiter Fund Management	75,000	298,587
KKR & Co. L.P.	415,000	6,154,450
Lazard Cl. A	308,200	8,802,192
MVC Capital	234,200	3,075,046
Oppenheimer Holdings Cl. A	75,000	1,301,250
Paris Orleans	198,359	4,494,727
Partners Group Holding	15,200	2,965,238
Perpetual	14,374	378,039
Platinum Asset Management	149,000	626,627
Rathbone Brothers	35,400	721,935
Reinet Investments [2]	164,948	3,057,876
Reinet Investments DR [2]	500,000	909,269
Schroders	41,100	1,038,684
SEI Investments	334,700	6,924,943
SHUAA Capital [2]	485,000	113,294
SPARX Group [2]	1,320	122,001
Sprott	269,600	1,675,793
Teton Advisors Cl. A [3]	723	11,243
Treasury Group	51,500	212,318
Trust Company (The)	100,584	541,787
UOB-Kay Hian Holdings	190,000	255,439
Value Partners Group	7,511,700	4,546,360
Vontobel Holding	20,400	517,514
VZ Holding	12,800	1,460,507
Waddell & Reed Financial Cl. A	139,300	4,514,713
Westwood Holdings Group	23,460	908,606
Woori Investment & Securities	14,911	171,739

		113,163,565

Commercial Banks - 1.3%
Ameriana Bancorp	40,000	189,600
Bank of N.T. Butterfield & Son [2]	882,304	935,242
BCB Holdings [2]	598,676	196,304
BLOM Bank GDR	70,000	563,500
Center Bancorp	24,868	249,426
Farmers & Merchants Bank of Long
Beach	1,200	5,124,000
Fauquier Bankshares	160,800	1,985,880
Hawthorn Bancshares	27,458	203,464
M&T Bank	16,927	1,470,618
Mauritius Commercial Bank	40,000	227,586
Mechanics Bank	200	2,260,000
Old Point Financial	25,000	278,750
Peapack-Gladstone Financial	10,500	141,960

		13,826,330

Consumer Finance - 0.2%
World Acceptance [1,2]	42,000	2,572,500

Diversified Financial Services - 0.5%
Banca Finnat Euramerica	1,060,000	382,129
Interactive Brokers Group Cl. A	100,000	1,700,000
PICO Holdings [2]	106,100	2,488,045
RHJ International [2]	102,500	605,600
State Bank of Mauritius	46,000	130,862

		5,306,636

Insurance - 5.1%
Alleghany Corporation [2]	27,919	9,188,143
Argo Group International Holdings	64,751	1,934,112
Brown & Brown	291,800	6,939,004
Crawford & Company Cl. B	1,160	5,684
Discovery Holdings	120,000	787,955
eHealth [2]	32,000	521,920
E-L Financial	20,400	7,976,340
Enstar Group [2]	11,000	1,088,890
Erie Indemnity Cl. A	50,000	3,897,000
Hilltop Holdings [2]	290,400	2,436,456
Independence Holding	349,423	3,480,253
Platinum Underwriters Holdings	149,000	5,438,500
Primerica	170,000	4,285,700
ProAssurance Corporation	22,000	1,938,420
RLI	80,724	5,783,067
White Mountains Insurance Group	1,050	526,806

		56,228,250

Real Estate Investment Trusts (REITs) - 0.5%
Colony Financial	315,178	5,162,615
Vestin Realty Mortgage II [1,2]	214,230	312,776

		5,475,391

Real Estate Management & Development - 2.0%
Altisource Portfolio Solutions [2]	41,199	2,498,307
Consolidated-Tomoka Land	63,564	1,891,029
E-House China Holdings ADR	456,100	2,645,380
Forestar Group [2]	120,000	1,846,800
Kennedy-Wilson Holdings	150,000	2,025,000
Midland Holdings	2,738,800	1,435,432
St. Joe Company (The) [1,2]	127,000	2,414,270
Tejon Ranch [2]	237,000	6,787,680

		21,543,898

Thrifts & Mortgage Finance - 0.6%
CFS Bancorp	150,000	817,500
HopFed Bancorp	108,721	962,181
Kearny Financial	70,862	690,905
MyState	152,000	519,582
Ocwen Financial [2]	123,600	1,931,868
Timberland Bancorp [2,5]	444,200	2,069,972

		6,992,008

Total		225,108,578

Health Care – 7.1%
Biotechnology - 0.0%
3SBio ADR [2]	33,200	491,360

Health Care Equipment & Supplies - 2.2%
Allied Healthcare Products [2]	180,512	577,638
Analogic Corporation	40,135	2,710,718
Atrion Corporation	15,750	3,310,807
bioMerieux	13,800	1,087,187
Carl Zeiss Meditec	145,000	3,519,633
CONMED Corporation	81,500	2,434,405
DiaSorin	40,000	1,165,654
DynaVox Cl. A [2]	55,000	169,400
IDEXX Laboratories [2]	40,201	3,515,577
Kossan Rubber Industries	689,700	754,201
Nihon Kohden	45,400	1,215,494
Straumann Holding	4,000	680,625
Top Glove	375,000	550,841
Urologix [1,2]	263,900	337,792
Young Innovations	62,550	1,934,046
Zoll Medical [2]	400	37,052

		24,001,070

Health Care Providers & Services - 0.6%
Cross Country Healthcare [2]	30,000	150,300
Landauer	75,500	4,003,010
MWI Veterinary Supply [2]	10,000	880,000
VCA Antech [1,2]	51,900	1,204,599

		6,237,909

Life Sciences Tools & Services - 3.1%
Affymetrix [2]	10,000	42,700
Albany Molecular Research [2]	85,000	229,500
Bio-Rad Laboratories Cl. A [2]	21,888	2,269,566
EPS	512	1,125,200
Furiex Pharmaceuticals [2]	8,333	196,909
ICON ADR [2]	220,150	4,671,583
Luminex Corporation [2]	20,000	467,000
Mettler-Toledo International [2]	33,500	6,189,125
PAREXEL International [2]	312,400	8,425,428
PerkinElmer	185,800	5,139,228
Techne Corporation	71,000	4,977,100

		33,733,339

Pharmaceuticals - 1.2%
Adcock Ingram Holdings	215,000	1,645,223
Almirall	140,000	1,219,268
Boiron	60,000	2,031,758
Daewoong Pharmaceutical	14,843	351,081
Hikma Pharmaceuticals	60,000	651,637
Kalbe Farma	800,000	310,586
Recordati	215,000	1,634,449
Santen Pharmaceutical	72,000	3,075,027
Vetoquinol	20,000	608,167
Virbac	9,000	1,430,793

		12,957,989

Total		77,421,667

Industrials – 27.9%
Aerospace & Defense - 1.8%
Alliant Techsystems	8,300	415,996
Cubic Corporation	8,600	406,608
Ducommun [2]	117,200	1,394,680
HEICO Corporation	168,281	8,681,617
HEICO Corporation Cl. A	51,718	2,076,478
Hexcel Corporation [2]	47,500	1,140,475
Moog Cl. A [2]	25,000	1,072,250
National Presto Industries	3,000	227,580
Teledyne Technologies [2]	66,430	4,188,411

		19,604,095

Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide	50,000	3,274,500
Forward Air	209,750	7,691,532
Hub Group Cl. A [1,2]	149,400	5,382,882
UTi Worldwide	175,000	3,015,250

		19,364,164

Building Products - 1.1%
American Woodmark [2]	123,335	2,220,030
Apogee Enterprises	81,100	1,050,245
Burnham Holdings Cl. B [3]	36,000	552,600
Simpson Manufacturing	258,400	8,333,400

		12,156,275

Commercial Services & Supplies - 2.5%
Brink’s Company (The)	206,320	4,924,858
Cintas Corporation	15,000	586,800
CompX International Cl. A	185,300	2,577,523
Copart [2]	149,780	3,904,765
Kimball International Cl. B	286,180	1,977,504
Moshi Moshi Hotline	240,000	2,397,970
Ritchie Bros. Auctioneers	337,700	8,023,752
Tetra Tech [2]	82,100	2,164,156
TMS International Cl. A [2]	45,500	550,550

		27,107,878

Construction & Engineering - 1.6%
EMCOR Group	199,400	5,527,368
Integrated Electrical Services [1,2]	266,349	1,025,444
Jacobs Engineering Group [2]	81,400	3,611,718
KBR	175,000	6,221,250
Raubex Group	1,045,000	1,770,955

		18,156,735

Electrical Equipment - 3.2%
AZZ	45,500	2,349,620
Belden	57,800	2,191,198
Elektrobudowa	20,000	720,570
Franklin Electric	104,600	5,132,722
Fushi Copperweld [2]	132,931	1,003,629
GrafTech International [2]	454,031	5,421,130
Jinpan International	121,284	1,058,810
Powell Industries [2]	92,400	3,164,700
Preformed Line Products	91,600	5,999,800
Regal-Beloit	116,500	7,636,575

		34,678,754

Industrial Conglomerates - 0.5%
Raven Industries	99,500	6,070,495

Machinery - 10.0%
Armstrong Industrial	2,776,100	684,612
Burckhardt Compression Holding	18,400	5,044,865
Chen Hsong Holdings	1,615,000	530,323
China Automation Group	594,800	157,785
CLARCOR	92,500	4,540,825
Columbus McKinnon [2]	133,100	2,168,199
Donaldson Company	185,600	6,631,488
EVA Precision Industrial Holdings	2,776,000	514,766
FAG Bearings India	28,000	928,295
Flowserve Corporation	9,200	1,062,692
Gardner Denver	36,400	2,293,928
Graco	116,376	6,174,911
Hardinge	26,193	247,786
IDEX Corporation	67,400	2,839,562
Industrea	1,098,300	1,166,116
Kennametal	155,000	6,902,150
Lincoln Electric Holdings	211,860	9,601,495
Lindsay Corporation	6,400	424,128
Mueller Water Products Cl. A	72,500	241,425
NN [2]	197,100	1,608,336
Nordson Corporation	204,200	11,130,942
Pfeiffer Vacuum Technology	22,500	2,549,200
PMFG [1,2]	275,352	4,133,033
Rational	8,000	1,870,914
RBC Bearings [2]	47,000	2,168,110
Rotork	12,500	409,672
Semperit AG Holding	72,022	3,087,231
Spirax-Sarco Engineering	75,000	2,506,018
Valmont Industries	49,300	5,788,313
WABCO Holdings [2]	103,800	6,277,824
Wabtec Corporation	87,725	6,611,833
Woodward	208,400	8,925,772

		109,222,549

Marine - 0.5%
Kirby Corporation [2]	80,000	5,263,200

Professional Services - 2.5%
Advisory Board (The) [2]	115,600	10,244,472
CRA International [2]	64,187	1,618,796
eClerx Services	29,900	428,032
FTI Consulting [2]	7,850	294,532
JobStreet Corporation	600,000	421,087
ManpowerGroup	78,600	3,723,282
Michael Page International	200,000	1,535,521
On Assignment [2]	375,400	6,558,238
Robert Half International	87,400	2,648,220

		27,472,180

Road & Rail - 1.5%
Arkansas Best	119,500	2,247,795
Frozen Food Express Industries [2]	286,635	349,695
Landstar System	99,400	5,737,368
Patriot Transportation Holding [2]	212,958	4,959,792
Tegma Gestao Logistica	85,000	1,419,732
Universal Truckload Services	114,976	1,731,538

		16,445,920

Trading Companies & Distributors - 0.8%
AerCap Holdings [2]	45,000	499,950
Air Lease Cl. A [1,2]	40,700	979,649
Lawson Products	161,431	2,439,222
MSC Industrial Direct Cl. A	54,948	4,576,070

		8,494,891

Transportation Infrastructure - 0.1%
Wesco Aircraft Holdings [2]	68,400	1,108,080

Total		305,145,216

Information Technology – 22.2%
Communications Equipment - 1.7%
AAC Technologies Holdings	241,700	655,174
ADTRAN	138,200	4,310,458
Bel Fuse Cl. A	36,672	714,004
Black Box	43,798	1,117,287
Cogo Group [1,2]	87,715	241,216
Comba Telecom Systems Holdings	1,597,928	884,817
Comtech Telecommunications	30,000	977,400
EVS Broadcast Equipment	37,298	1,934,060
Globecomm Systems [2]	183,700	2,659,976
Sonus Networks [2]	1,124,000	3,259,600
VTech Holdings	64,050	821,085
Zhone Technologies [2]	422,103	489,639

		18,064,716

Computers & Peripherals - 1.3%
Advantech	187,400	650,816
Asustek Computer	50,000	471,802
Catcher Technology	85,600	604,706
China Digital TV Holding Co. ADR	5,000	17,300
Diebold	151,600	5,839,632
Electronics for Imaging [2]	8,517	141,552
Foxconn Technology	81,100	335,232
Intermec [2]	23,000	177,790
Intevac [2]	57,450	488,325
SanDisk Corporation [2]	9,600	476,064
Simplo Technology	90,800	684,511
SMART Technologies Cl. A [2]	75,000	222,750
Steel Excel [2,3]	156,880	4,353,420

		14,463,900

Electronic Equipment, Instruments & Components - 9.8%
Agilysys [2]	165,125	1,484,474
Anixter International [2]	61,795	4,481,991
Benchmark Electronics [2]	165,200	2,724,148
China 3C Group [2]	6,600	456
China High Precision Automation Group [4]	2,720,300	479,916
Chroma Ate	319,982	815,282
Cognex Corporation	236,200	10,005,432
Coherent [2]	229,800	13,404,234
Dolby Laboratories Cl. A [2]	149,000	5,670,940
FEI Company [2]	111,500	5,475,765
FLIR Systems	105,000	2,657,550
Hana Microelectronics	1,391,300	987,665
Hollysys Automation Technologies [2]	65,727	696,706
Image Sensing Systems [2]	8,310	55,262
Inficon Holding	1,100	243,713
InvenSense [1,2]	20,000	362,000
IPG Photonics [2]	51,620	2,686,821
Kingboard Chemical Holdings	311,900	1,082,435
Mercury Computer Systems [2]	40,500	536,625
Molex	72,600	2,041,512
National Instruments	251,850	7,182,762
Newport Corporation [2]	523,500	9,276,420
Nice	8,368	32,365
Perceptron [2]	357,700	2,088,968
Plexus Corporation [2]	176,100	6,161,739
Pulse Electronics [2]	286,200	718,362
Richardson Electronics	395,712	4,740,630
Rofin-Sinar Technologies [2]	306,700	8,087,679
Tech Data [2]	122,800	6,663,128
TTM Technologies [2]	211,400	2,428,986
Vaisala Cl. A	166,000	3,542,306

		106,816,272

Internet Software & Services - 0.9%
Active Network [1,2]	21,500	361,845
Perficient [2]	10,000	120,100
RealNetworks	61,350	609,819
ValueClick [2]	145,000	2,862,300
VistaPrint [1,2]	165,000	6,377,250

		10,331,314

IT Services - 3.5%
Booz Allen Hamilton Holding
Corporation Cl. A	22,300	379,769
Convergys Corporation [2]	121,000	1,615,350
CSE Global	2,577,400	1,691,543
Forrester Research	40,300	1,305,720
Gartner [2]	101,000	4,306,640
Hackett Group [2]	655,000	3,910,350
ManTech International Cl. A	35,400	1,219,884
MAXIMUS	188,400	7,662,228
MoneyGram International [2]	164,962	2,969,316
NeuStar Cl. A [2]	84,287	3,139,691
Sapient Corporation	706,602	8,797,195
Total System Services	28,200	650,574
Western Union	7,000	123,200
Yucheng Technologies [1,2]	57,846	184,529

		37,955,989

Office Electronics - 0.1%
Zebra Technologies Cl. A [2]	35,158	1,447,807

Semiconductors & Semiconductor Equipment - 3.0%
Aixtron	15,500	269,981
Aixtron ADR	57,158	990,548
Analog Devices	16,004	646,562
ASM Pacific Technology	60,000	873,087
ATMI [2]	39,800	927,340
BCD Semiconductor Manufacturing ADR [2]	194,400	1,110,024
BE Semiconductor Industries [3]	58,000	430,360
Cymer [2]	52,200	2,610,000
Diodes [2]	252,450	5,851,791
Entropic Communications [1,2]	95,000	553,850
Exar Corporation [2]	157,576	1,323,638
Integrated Silicon Solution [2]	180,200	2,011,032
International Rectifier [2]	120,000	2,768,400
Miraial	50,070	851,136
Nanometrics [2]	106,000	1,962,060
OmniVision Technologies [2]	34,600	692,000
Power Integrations	49,000	1,818,880
RDA Microelectronics ADR [2]	82,900	916,459
Teradyne [2]	251,700	4,251,213
Veeco Instruments [1,2]	87,000	2,488,200

		33,346,561

Software - 1.9%
ACI Worldwide [2]	131,150	5,281,410
Advent Software [2]	68,500	1,753,600
ANSYS [2]	105,600	6,866,112
Aspen Technology [2]	42,100	864,313
Blackbaud	31,400	1,043,422
JDA Software Group [2]	49,900	1,371,252
Majesco Entertainment [1,2]	36,255	89,550
Net 1 UEPS Technologies [2]	50,000	452,000
NetScout Systems [1,2]	27,800	565,452
SimCorp	15,000	2,621,203
THQ [1,2]	20,000	11,200

		20,919,514

Total		243,346,073

Materials – 10.9%
Chemicals - 2.1%
Agrium	7,500	647,775
C. Uyemura & Co.	18,000	704,603
Cabot Corporation	58,000	2,475,440
Fufeng Group	2,534,700	1,099,979
Hanfeng Evergreen [2]	7,700	21,538
Hawkins	86,178	3,205,822
Huabao International Holdings	200,000	128,774
Huchems Fine Chemical	40,056	753,005
Intrepid Potash [2]	103,266	2,512,462
KMG Chemicals	96,285	1,737,944
LSB Industries [2]	72,000	2,802,240
Methanex Corporation	9,500	308,085
Minerals Technologies	26,930	1,761,491
Mosaic Company (The)	5,900	326,211
OM Group [2]	90,000	2,475,900
Stepan Company	7,500	658,500
Victrex	70,000	1,511,528

		23,131,297

Construction Materials - 0.7%
Ash Grove Cement Cl. B [3]	50,518	6,718,894
Mardin Cimento Sanayii	350,000	1,339,281

		8,058,175

Containers & Packaging - 1.3%
Broadway Industrial Group	1,677,200	593,735
Greif Cl. A	119,444	6,679,308
Mayr-Melnhof Karton	72,500	7,300,338

		14,573,381

Metals & Mining - 6.7%
Allied Nevada Gold [2]	64,000	2,081,920
Aquarius Platinum	200,000	454,258
AuRico Gold [2]	218,300	1,936,321
Centamin [2]	1,200,000	1,335,406
Central Steel & Wire [3]	6,062	4,249,462
Cliffs Natural Resources	43,500	3,012,810
Coeur d’Alene Mines [2]	27,400	650,476
Commercial Metals	36,600	542,412
Endeavour Mining [2]	300,000	670,710
Endeavour Mining (Warrants) [2]	75,000	48,875
Fresnillo	47,500	1,214,101
Globe Specialty Metals	45,600	678,072
Golden Star Resources [2]	300,000	558,000
Hecla Mining	300,000	1,386,000
Hidili Industry International
Development	60,000	21,248
Hochschild Mining	375,500	2,788,044
IAMGOLD Corporation	95,620	1,270,790
Kimber Resources [2]	560,000	515,200
Maharashtra Seamless	305,000	2,334,871
Major Drilling Group International	338,100	5,609,860
Medusa Mining	468,000	2,443,279
New Gold [2]	135,000	1,333,800
Northam Platinum	460,000	2,046,044
Nucor Corporation	166,050	7,131,847
Pretium Resources [2]	7,000	100,030
Randgold Resources ADR	33,000	2,903,340
Reliance Steel & Aluminum	156,920	8,862,842
Royal Gold	34,400	2,243,568
Schnitzer Steel Industries Cl. A	100,000	3,989,500
Silvercorp Metals	116,500	802,685
Sims Metal Management ADR	232,383	3,548,488
Synalloy Corporation	178,800	2,349,432
Worthington Industries	185,000	3,548,300

		72,661,991

Paper & Forest Products - 0.1%
China Forestry Holdings [4]	3,563,800	270,766
Duratex	120,000	756,635
Qunxing Paper Holdings [4]	3,296,000	175,208

		1,202,609

Total		119,627,453

Telecommunication Services – 0.7%
Diversified Telecommunication Services - 0.0%
ORBCOMM [2]	28,400	109,340

Wireless Telecommunication Services - 0.7%
Telephone & Data Systems	303,270	7,020,700

Total		7,130,040

Miscellaneous [6] – 1.3%
Total		14,650,257

TOTAL COMMON STOCKS
(Cost $945,602,090)		1,226,950,683

PREFERRED STOCK – 0.1%
Seneca Foods Conv. [2,4]
(Cost $796,469)	55,000	1,303,830

	PRINCIPAL
	AMOUNT
CORPORATE BOND – 0.0%
GAMCO Investors (Debentures) 0.00%
due 12/31/15
(Cost $289,840)	$ 289,800	233,938

REPURCHASE AGREEMENT – 8.0%
Fixed Income Clearing Corporation,
0.01% dated 3/30/12, due 4/2/12,
maturity value $87,143,073 (collateralized
by obligations of various U.S. Government
Agencies, 0.20%-2.00% due 9/14/12, valued at
$88,887,494)
(Cost $87,143,000)		87,143,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.9%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0098%)
(Cost $21,060,584)		21,060,584

TOTAL INVESTMENTS – 122.2%
(Cost $1,054,891,983)		1,336,692,035

LIABILITIES LESS CASH
AND OTHER ASSETS – (2.1)%		(22,425,269)

PREFERRED STOCK – (20.1)%		(220,000,000)

NET ASSETS APPLICABLE TO COMMON
STOCKHOLDERS – 100.0%		$1,094,266,766

[1]	All or a portion of these securities were on loan at March 31, 2012. Total market value of loaned securities at March 31, 2012, was $20,444,287.
[2]	Non-income producing.
[3]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[4]

Securities for which market quotations are not readily available represent 0.2% of net assets. These securities have been valued at their fair value under procedures approved by the Fund's Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[5]

At March 31, 2012, the Fund owned 5% or more of the Company's outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

[6]	Includes securities first acquired in 2012 and less than 1% of net assets applicable to Common Stockholders.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $1,056,375,341. At March 31, 2012, net unrealized appreciation for all securities was $280,316,694, consisting of aggregate gross unrealized appreciation of $387,456,881 and aggregate gross unrealized depreciation of $107,140,187. The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund's Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1 –	quoted prices in active markets for identical securities.
Level 2 –

other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedule of Investments.

Level 3 –

significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total

Common Stocks	$1,206,304,850	$19,633,734	$1,012,099	$1,226,950,683
Preferred Stocks	–	–	1,303,830	1,303,830
Corporate Bonds	–	233,938	–	233,938
Cash Equivalents	21,060,584	87,143,000	–	108,203,584

    Lavel 3 Reconciliation:
						Realized and
	Balance as of					Unrealized	Balance as of
	12/31/11	Purchases	Transfers In	Transfers Out	Sales	Gain (Loss)	3/31/12

Common Stocks	$1,701,029	–	–	–	–	$(688,930)	$1,012,099
Preferred Stocks	1,278,090	–	–	–	–	25,740	1,303,830

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Securities Lending:
The Fund loans securities through a lending agent to qualified institutional investors for the purpose of realizing additional income. Collateral for the Fund on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund retains the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending. The Fund’s securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. The lending agent is not affiliated with Royce.

Transactions in Affiliated Companies:
An “Affiliated Company” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The Fund effected the following transactions in shares of such companies for the three months ended March 31, 2012:

	Shares	Market Value	Cost of	Cost of	Realized	Dividend	Shares	Market Value
Affiliated Company	12/31/11	12/31/11	Purchases	Sales	Gain (Loss)	Income	3/31/12	3/31/12

Timberland Bancorp	444,200	$1,710,170	–	–	–	–	444,200	$2,069,972

		$1,710,170			–	–		$2,069,972

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Value Trust, Inc.
By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Value Trust, Inc.
Date: May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Value Trust, Inc.
Date: May 29, 2012

By:

/s/ John D. Diederich
John D. Diederich
Treasurer, Royce Value Trust, Inc.
Date: May 29, 2012